TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE PROSPECTUS DATED JANUARY 28, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund as contained in the section titled “Principal Risks” on pages 11 and 12 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

The following principal risk shall be deleted as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on page 25 of the Prospectus:

Financial Sector Risk – As of December 31, 2011, the Index was concentrated in the financial sector.  A fund that concentrates in the financial sector may be subject to greater risks than a portfolio without such a concentration.  Such a fund will be particularly subject to the risks associated with regulatory developments in, or related to, the financial sector.  The financial sector consists of comparatively narrow segments of the economy and, therefore, a fund that concentrates its investments in this sector may experience greater volatility than funds investing in a broader range of sectors. In addition, companies in the financial sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the financial sector.  The value of a fund’s shares is particularly vulnerable to factors affecting the financial sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund as contained in the section titled “Principal Risks” on pages 24 and 25 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund as contained in the section titled “Principal Risks” on pages 30 and 31 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Changes to Portfolio Managers:

The following information shall replace the sections under the “Fund Management–Portfolio Managers” on pages 7, 12, 20, 26, 32, 39 and 45 of the Prospectus:

Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

Julian Koski, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP® methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place. He has served as co-head of portfolio strategy of the Fund since its inception.

Armen Arus, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP® methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place.  He has served as co-head of portfolio strategy of the Fund since its inception.

The following information is added to the section “Portfolio Managers” on page 54 of the Prospectus:

Armen Arus is responsible for the development of portfolio strategy for the Sub-Adviser and the Funds, and has been since each Fund’s inception.  He is a co-developer of the RBP methodology and a co-founder of Transparent Value LLC.  Prior to founding Transparent Value LLC in June 2003, Mr. Arus was with Financial Resource Group LLC where he worked on all aspects of executing private equity, M&A, and bridge-financing transactions.  He attended the New York University Stern School of Business.

Name Change of Adviser:

On June 30, 2012, Guggenheim Investment Management, LLC changed its name to “Guggenheim Partners Investment Management, LLC”.

All references in the Prospectus to “Guggenheim Investment Management, LLC” are replaced with “Guggenheim Partners Investment Management, LLC”.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 28, 2012

Changes to Portfolio Managers:

The following information is added to the section “THE PORTFOLIO MANAGERS” on page 14 of the SAI:

Armen Arus is responsible for developing the Funds’ portfolio strategy and communicating the portfolio strategy to the market place.

Compensation.  The Sub-Adviser compensates Mr. Arus for the development of portfolio strategies and communicating those strategies to the market.  His compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus.  The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of his overall performance (e.g., his contribution to the Sub-Adviser’s overall investment process, his ability to effectively communicate the investment strategy to the market, etc.), and (iii) his contributions to the Sub-Adviser’s asset growth and business relationships.  The discretionary bonus is based on a percentage of the Sub-Adviser’s profits, as determined by the board of the Sub-Adviser.  In addition, Mr. Arus is a part owner of the Sub-Adviser.

Fund Shares Owned by Portfolio Managers.  As of June 30, 2012, Mr. Arus does not beneficially own shares of the Funds.

Other Accounts. As of June 30, 2012, Mr. Arus serves as portfolio manager for the following other accounts:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Armen Arus	1	$3,029,900	0	$0	0	$0

The sub-section “Other Accounts” in the section “THE PORTFOLIO MANAGERS” on page 15 of the SAI is hereby deleted and replaced by the following:

Other Accounts.  In addition to the Funds, Mr. Hammond is responsible for the day-to-day management of certain other accounts as of September 30, 2011, as listed below.  As of June 30, 2012, Mr. Koski serves as portfolio manager for the other accounts listed below.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Julian Koski	1	$3,029,900	0	$0	0	$0
Scott Hammond	7	$111,281,614	0	$0	0	$0

Name Change of Adviser:

On June 30, 2012, Guggenheim Investment Management, LLC changed its name to “Guggenheim Partners Investment Management, LLC”.

All references in the SAI to “Guggenheim Investment Management, LLC” are replaced with “Guggenheim Partners Investment Management, LLC”.

Changes to Dealer Concessions:

The following replaces the discussion of “Dealer Concessions” in the section titled “The Distributor” on page 18 of the SAI:

Dealer Concessions. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the Prospectus. For the Class A Shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds’ broker-dealer network. The dealer concession is the same for all dealers. The following table lists sales charges, breakpoint discounts and dealer concession that apply to the purchase of Class A Shares.

Purchase Amount	Sales Charge (as a % of offering price)(1)	Expected Dealer Concession (as a % of offering price)
Less than $25,000	5.75%	5.00%
$25,000 but less than $50,000	5.00%	4.25%
$50,000 but less than $100,000	4.50%	3.75%
$100,000 but less than $250,000	3.50%	2.75%
$250,000 but less than $500,000	2.50%	2.00%
$500,000 but less than $750,000	2.00%	1.75%
$750,000 but less than $1,000,000	1.50%	1.25%
$1,000,000 or greater	None	None(2)

(1)

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two  decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)

The Distributor at its own discretion will pay a commission to dealers on purchases of $1,000,000 or more as follows: 0.0% to 1.00% on sales up to $5,000,000; 0.0% to 0.50% on sales of $5,000,000 to $10,000,000, and 0.0% to 0.10% on any amount of $10,000,000 or more.

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.25% deferred sales charge if you redeem your shares within 18 months of purchase.

For the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund, for the period October 1, 2010 through September 30, 2011, the Distributor received underwriter’s commissions, in gross, of $14,334.00. For the TV US LgCap Core Fund, the TV US  Dividend Fund,  the TV US LgCap Growth Fund and the TV US LgCap Value Fund, for the period February 10, 2011 through September 30, 2011, the Distributor received underwriter’s commissions, in gross, of $53.00. For the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund, for the period from April 27, 2010 through September 30, 2010, the Distributor received underwriter’s commissions, in gross, of $0.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.